Cash Flow Adjustments and Changes in Working Capital (Details) - GBP (£) £ in Thousands	6 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Non-cash adjustments
Depreciation, amortization and impairment of non-current assets	£ 14,186	£ 11,431
Interest income	(20)	(53)
Interest expense	1,053	1,034
Foreign exchange (gain) / loss	(2,164)	4,877
Grant income	(60)	(509)
Research and development tax credit	(1,000)	(1,174)
Share based payment expense	20,916	11,896
Hyperinflation	7	9
Discount unwind (sublease and deferred consideration)	217	28
Profit on sale of non-current assets	(81)	(46)
Gain on right of use assets disposals	(84)	(7)
Total non-cash adjustments	32,970	27,486
Net changes in working capital
(Increase) / Decrease in trade and other receivables	(24,909)	1,680
Increase / (Decrease) in trade and other payables	8,513	(7,279)
Total changes in working capital	£ (16,396)	£ (5,599)